Combined and Consolidated Statements of Cash Flows (USD $)	4 Months Ended	9 Months Ended		12 Months Ended
	Dec. 31, 2012	Sep. 30, 2014	Sep. 30, 2013	Dec. 31, 2013
Operating activities
Net loss	$ (4,110,000)	$ (17,479,000)	$ (5,217,000)	$ (8,773,000)
Adjustments to reconcile net loss to net cash used in operating activities:
In-process research and development acquired from Amgen	3,018,000
Non-cash research and development expenses		750,000
Depreciation expense		4,000	3,000	4,000
Investment premium amortization, net		249,000
Stock-based compensation expense	292,000	4,328,000	1,017,000	1,713,000
Interest accrued on notes receivable from stockholder		(2,000)	(3,000)	(4,000)
Changes in operating assets and liabilities:
Other assets	(39,000)	(34,000)	(5,000)	27,000
Prepaid expenses and other current assets	(35,000)	33,000	(523,000)	(158,000)
Accounts payable	121,000	(37,000)	512,000	485,000
Income tax payable	7,000	(92,000)	11,000	148,000
Other accrued liabilities	120,000	440,000	542,000	312,000
Accrued compensation	51,000	169,000	186,000	280,000
Net cash used in operating activities	(825,000)	(11,671,000)	(3,477,000)	(5,966,000)
Investing activities
Purchase of short-term investments		(28,618,000)
Maturities of short-term investments		2,200,000
Purchase of property and equipment	(9,000)	(10,000)	(3,000)	(3,000)
Net cash used in investing activities	(9,000)	(26,428,000)	(3,000)	(3,000)
Financing activities
Proceeds from sale of common stock	91,000
Repayment of notes receivable from stockholder		337,000
Proceeds from sale of unvested restricted stock	4,000
Proceeds from sale of convertible preferred stock	5,000,000	13,500,000	15,087,000	53,587,000
Net cash provided by financing activities	5,041,000	12,187,000	14,963,000	53,377,000
Increase (decrease) in cash and cash equivalents	4,207,000	(25,912,000)	11,483,000	47,408,000
Cash and cash equivalents-beginning of period		51,615,000	4,207,000	4,207,000
Cash and cash equivalents-end of period	4,207,000	25,703,000	15,690,000	51,615,000
Non-cash financing activities
Issuance of common stock for research and development expenses related to technology licensing option		750,000
Issuance of Series A-1 convertible preferred stock to Amgen in exchange for license	1,765,000		1,003,000	1,003,000
Change in obligation to issue Series A-1 convertible preferred stock to Amgen	1,003,000		(1,003,000)	(1,003,000)
Issuance of common stock upon vesting of stock awards		65,000	80,000	105,000
Change in other long-term liabilities related to non-vested stock awards		(65,000)	251,000	226,000
Restricted stock issued to related party in exchange for notes receivable			331,000	331,000
Offering costs in anticipation of initial public filing included in other accrued liabilities and accounts payable		407,000
Supplemental cash flow disclosure-Cash paid for taxes	9,000	70,000	13,000	22,000
Series A-1 convertible preferred stock issuable
Adjustments to reconcile net loss to net cash used in operating activities:
In-process research and development acquired from Amgen	2,768,000
IPO
Financing activities
Offering costs incurred		(1,631,000)
Convertible Preferred Stock
Financing activities
Offering costs incurred	$ (54,000)	$ (19,000)	$ (124,000)	$ (210,000)